Summary of Significant Accounting Policies - Summary of Assumptions Used to Estimate Fair Value of Share Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) yr $ / shares	Dec. 31, 2021 USD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of share option (years) | yr	10
ESPP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	40.00%
Total fair value of options granted | $	$ 1,864
Employees [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	40.00%	40.00%
Expected life of share option (years) | yr		4
Total fair value of options granted | $	$ 112,147	$ 8,567
Founders [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		40.00%
Total fair value of options granted | $		$ 43,887
Bottom of Range | ESPP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value ($)	$ 0.97
Exercise price	$ 0.82
Expected life of share option (years) | yr	0.25
Annual risk free interest rate	0.05%
Bottom of Range | Employees [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value ($)	$ 0.90	$ 1.37
Exercise price	$ 0.90	$ 9.89
Expected life of share option (years) | yr	5.75
Annual risk free interest rate	1.75%	0.78%
Bottom of Range | Founders [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value ($)		$ 1.26
Exercise price		$ 16.96
Expected life of share option (years) | yr		4
Annual risk free interest rate		0.78%
Top of Range | ESPP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value ($)	$ 8.79
Exercise price	$ 7.47
Expected life of share option (years) | yr	1.00
Annual risk free interest rate	4.66%
Top of Range | Employees [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value ($)	$ 9.37	$ 4.02
Exercise price	$ 9.37	$ 16.39
Expected life of share option (years) | yr	6.25	6.25
Annual risk free interest rate	4.15%	1.22%
Top of Range | Founders [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value ($)		$ 2.85
Exercise price		$ 17.05
Expected life of share option (years) | yr		6.25
Annual risk free interest rate		1.22%